Land Use Rights (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Cost	$ 26,516	¥ 172,520	¥ 172,658
Accumulated amortization	(1,360)	(8,849)	(5,012)
Land use rights, net	$ 25,156	¥ 163,671	¥ 167,646